Note 10 - Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
10.
     Income Taxes

Because of our historically significant net operating losses, we have not
paid income taxes since inception. We maintain deferred tax assets that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. These deferred tax assets are comprised primarily of net operating loss carryforwards and also include amounts relating to nonqualified stock options and research and development credits. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of our future profitability and our ability to utilize the deferred tax assets. Utilization of operating losses and credits will be subject to substantial annual limitations due to ownership change provisions of Section
382
of the Internal Revenue Code. The annual limitation will result in the expiration of net operating losses and credits before utilization.

9
.     Income Taxes

At
December 31, 2019,
we have a consolidated federal net operating loss (“NOL”) carryforward of approximately
$65.7
million available to offset against future taxable income of which approximately
$62.6
million expires in varying amounts in
2020
through
2037.
Additionally, we have approximately
$1.1
million in research and development (“R&D”) tax credits that expire in
2022
through
2039
unless utilized earlier.
No
income taxes have been paid to date. Section
382
of the Internal Revenue Code contains provisions that
may
limit our utilization of our NOL and R&D tax credit carryforwards in any given year as a result of significant changes in ownership interests that have occurred in past periods or may
occur in future periods.

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities included the following at
December 31, 2019
and
2018:

	2019	2018
Deferred tax assets:
Net operating loss carryforward	$15,328,336	$16,681,908
Research and development tax credit carryforward	1,122,536	1,063,877
Stock-based compensation expense	1,877,284	1,808,509
Accrued salaries and directors’ fees	450,503	315,246
Depreciation	8,571	8,414
Total deferred tax assets	18,787,230	19,879,954
Deferred tax liabilities	-	-
Net deferred tax assets	18,787,230	19,879,954
Valuation allowance	(18,787,230)	(19,879,954)
Net deferred tax asset after reduction for valuation allowance	$-0-	$-0-

We have established a full valuation allowance equal to the amount of our net deferred tax assets due to uncertainties with respect to our ability to generate sufficient taxable income to realize these assets in the future. A reconciliation of the income tax benefit on losses at the U.S. federal statutory rate to the reported income tax expense is as follows:

	2019	2018
U.S. federal statutory rate applied to pretax loss	$(497,833)	$(537,620)
Permanent differences	278	549
Research and development credits	(47,053)	(53,884)
Change in valuation allowance	544,308	590,955
Reported income tax expense	$-0-	$-0-